Expense Example {- Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund} - 10.31 Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - AMCI PRO-11 - Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund
Dec. 30, 2020 USD ($)
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class A
Expense Example:
1 year	$ 724
3 years	1,048
5 years	1,397
10 years	2,379
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class M
Expense Example:
1 year	526
3 years	913
5 years	1,328
10 years	2,484
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund-Class C
Expense Example:
1 year	334
3 years	739
5 years	1,273
10 years	2,736
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund - Class I
Expense Example:
1 year	132
3 years	428
5 years	749
10 years	$ 1,658